Schedule of investments
Delaware Ivy Total Return Bond Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 11.50%
Fannie Mae S.F. 20 yr 4.00% 8/1/42	101,656	$ 97,626
Fannie Mae S.F. 30 yr
2.50% 2/1/52	106,305	90,834
3.50% 6/1/52	196,730	180,514
3.50% 9/1/52	102,331	93,893
4.00% 5/1/51	149,884	143,384
4.50% 4/1/50	86,369	85,146
4.50% 12/1/52	188,680	182,955
5.50% 10/1/52	317,225	319,520
5.50% 3/1/53	282,570	283,712

Freddie Mac S.F. 15 yr 5.00% 6/1/38	115,403	116,055
Freddie Mac S.F. 20 yr 5.50% 6/1/43	116,407	118,080
Freddie Mac S.F. 30 yr
3.00% 12/1/46	40,188	36,440
4.50% 9/1/52	231,525	224,500
5.00% 6/1/53	493,040	488,740
6.00% 12/1/52	132,138	134,312
6.00% 3/1/53	223,944	227,432

GNMA II S.F. 30 yr 3.00% 12/20/51	163,048	147,582
Total Agency Mortgage-Backed Securities (cost $2,941,317)		2,970,725

Corporate Bonds — 38.23%
Banking — 12.92%
Bank of America
2.972% 2/4/33 μ		37,000	31,495
5.819% 9/15/29 μ		33,000	34,086
6.204% 11/10/28 μ		185,000	193,096

Barclays 7.385% 11/2/28 μ		160,000	171,088
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	500,000	358,615
Credit Agricole 144A 6.316% 10/3/29 #, μ		250,000	262,092
Credit Suisse 7.95% 1/9/25		340,000	347,740
Deutsche Bank 6.72% 1/18/29 μ		205,000	214,798
Fifth Third Bank 5.852% 10/27/25 μ		290,000	289,337
Huntington National Bank 5.65% 1/10/30		175,000	176,681
JPMorgan Chase & Co. 1.764% 11/19/31 μ		220,000	178,403
Morgan Stanley
2.95% 5/7/32 μ	EUR	100,000	104,695
6.296% 10/18/28 μ		231,000	242,107

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

National Australia Bank 6.322% 8/3/32 μ	AUD	500,000	$ 350,862
PNC Financial Services Group 6.875% 10/20/34 μ		30,000	33,317
SVB Financial Group 4.57% 4/29/33 ‡		134,000	88,607
Truist Financial 7.161% 10/30/29 μ		95,000	102,672
US Bancorp
4.653% 2/1/29 μ		133,000	130,982
6.787% 10/26/27 μ		25,000	26,114
			3,336,787
Basic Industry — 0.42%
ELM for Firmenich International 3.75% 9/3/25 μ, ψ	EUR	100,000	108,458
			108,458
Brokerage — 0.53%
Jefferies Financial Group 2.625% 10/15/31		165,000	136,782
			136,782
Capital Goods — 1.14%
Carrier Global 144A 4.125% 5/29/28 #	EUR	100,000	113,807
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	200,000	180,189
			293,996
Communications — 2.84%
Charter Communications Operating 3.85% 4/1/61		145,000	90,495
Comcast 4.80% 5/15/33		100,000	101,292
Crown Castle
2.10% 4/1/31		94,000	76,614
5.60% 6/1/29		13,000	13,303

Discovery Communications 4.00% 9/15/55		110,000	78,405
Sprint Capital 6.875% 11/15/28		185,000	200,580
T-Mobile USA
3.375% 4/15/29		135,000	125,582
5.75% 1/15/34		45,000	47,749
			734,020
Consumer Cyclical — 0.44%
Edenred 3.625% 6/13/31	EUR	100,000	112,555
			112,555
Consumer Non-Cyclical — 1.23%
Amgen 5.15% 3/2/28		130,000	133,141
NQ- IV052 [1223] 0224 (3377190)    1

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bristol-Myers Squibb 5.90% 11/15/33		35,000	$ 38,148
Bunge Limited Finance 2.75% 5/14/31		130,000	113,227
HCA 3.50% 7/15/51		48,000	33,864
			318,380
Electric — 5.05%
Appalachian Power 4.50% 8/1/32		115,000	110,780
Constellation Energy Generation 5.60% 3/1/28		125,000	128,835
Duke Energy 3.10% 6/15/28	EUR	200,000	217,944
Indianapolis Power & Light 144A 5.65% 12/1/32 #		215,000	222,813
Southern 1.875% 9/15/81 μ	EUR	200,000	189,909
Vistra Operations
144A 5.00% 7/31/27 #		290,000	282,526
144A 5.625% 2/15/27 #		68,000	67,117
144A 6.95% 10/15/33 #		80,000	84,290
			1,304,214
Energy — 5.28%
Ampol 7.96% (BBSW3M + 3.60%) 12/9/80 •	AUD	500,000	349,097
BP Capital Markets America 4.812% 2/13/33		90,000	90,779
Diamondback Energy 3.125% 3/24/31		125,000	111,163
Energy Transfer 6.50% 11/15/26 μ, ψ		65,000	61,931
Galaxy Pipeline Assets Bidco 2.16% 3/31/34		169,888	147,782
Kinder Morgan 5.20% 6/1/33		90,000	89,507
Occidental Petroleum 6.125% 1/1/31		162,000	168,384
ONEOK 6.05% 9/1/33		17,000	18,020
Targa Resources Partners 5.00% 1/15/28		160,000	158,163
Thaioil Treasury Center 144A 2.50% 6/18/30 #		200,000	169,586
			1,364,412
Finance Companies — 1.36%
AerCap Ireland Capital DAC 3.00% 10/29/28		150,000	137,022
Air Lease 4.625% 10/1/28		101,000	98,808
Aviation Capital Group 144A 3.50% 11/1/27 #		125,000	115,290
			351,120
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials — 0.67%
Aroundtown 1.45% 7/9/28	EUR	200,000	$ 172,732
			172,732
Industrials — 0.78%
CK Hutchison International 23 144A 4.875% 4/21/33 #		200,000	200,615
			200,615
Insurance — 2.38%
Allianz 2.625% 10/30/30 μ, ψ	EUR	200,000	166,641
American International Group 5.125% 3/27/33		65,000	66,005
Athene Global Funding 4.76% 4/21/27	AUD	500,000	320,370
New York Life Global Funding 144A 5.45% 9/18/26 #		60,000	61,369
			614,385
Natural Gas — 0.36%
Engie 0.50% 10/24/30	EUR	100,000	92,453
			92,453
Real Estate Investment Trusts — 1.14%
Charter Hall LWR Pty 2.086% 3/3/28	AUD	500,000	293,997
			293,997
Technology — 0.89%
CDW 3.276% 12/1/28		110,000	101,042
Entegris Escrow 144A 4.75% 4/15/29 #		135,000	130,215
			231,257
Transportation — 0.80%
Autostrade per l'Italia 2.00% 1/15/30	EUR	100,000	98,154
International Consolidated Airlines Group 3.75% 3/25/29	EUR	100,000	107,339
			205,493
Total Corporate Bonds (cost $9,890,283)			9,871,656

Government Agency Obligation — 0.88%
QazaqGaz JSC 144A 4.375% 9/26/27 #		235,000	225,930
Total Government Agency Obligation (cost $215,523)			225,930

2    NQ- IV052 [1223] 0224 (3377190)

(Unaudited)
		Principalamount°	Value (US $)

Sovereign Bonds — 32.60%Δ
Australia — 1.42%
Australia Government Bond 4.75% 6/21/54	AUD	500,000	$ 367,478
			367,478
Belgium — 1.69%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	375,000	437,204
			437,204
Bermuda — 0.77%
Bermuda Government International Bonds 144A 5.00% 7/15/32 #		200,000	198,900
			198,900
Brazil — 0.31%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	400,000	81,178
			81,178
Chile — 0.76%
Chile Government International Bond 4.34% 3/7/42		219,000	196,354
			196,354
Dominican Republic — 0.78%
Dominican Republic International Bond 6.50% 2/15/48		210,000	201,337
			201,337
Finland — 1.38%
Finland Government Bond 144A 3.00% 9/15/33 #	EUR	310,000	355,109
			355,109
Georgia — 0.73%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	187,928
			187,928
Germany — 4.98%
Bundesrepublik Deutschland Bundesanleihe
1.80% 8/15/53	EUR	110,000	109,644
2.35% 2/15/32	EUR	140,000	132,279
2.60% 8/15/33	EUR	900,000	1,043,419
			1,285,342
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Indonesia — 1.20%
Indonesia Government International Bond 1.40% 10/30/31	EUR	110,000	$ 103,246
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		204,000	206,178
			309,424
Italy — 2.73%
Italy Buoni Poliennali Del Tesoro
0.95% 6/1/32	EUR	420,000	379,955
144A 3.25% 3/1/38 #	EUR	320,000	324,744
			704,699
Ivory Coast — 1.35%
Ivory Coast Government International Bond 5.875% 10/17/31	EUR	350,000	347,367
			347,367
Japan — 2.25%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	110,000,000	580,479
			580,479
Malaysia — 0.38%
Malaysia Government Bond 3.519% 4/20/28	MYR	453,000	98,325
			98,325
Morocco — 0.76%
Morocco Government International Bond 4.00% 12/15/50		272,000	196,860
			196,860
Netherlands — 2.30%
Netherlands Government Bond 144A 2.50% 7/15/33 #	EUR	530,000	594,134
			594,134
Paraguay — 1.18%
Paraguay Government International Bond 144A 4.95% 4/28/31 #		312,000	305,370
			305,370
Poland — 1.30%
Bank Gospodarstwa Krajowego Bond 144A 5.375% 5/22/33 #		200,000	203,214
Republic of Poland Government International Bond 5.50% 4/4/53		128,000	133,798
			337,012

NQ- IV052 [1223] 0224 (3377190)    3

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.70%
Serbia International Bond 1.00% 9/23/28	EUR	193,000	$ 180,373
			180,373
Spain — 0.83%
Spain Government Bond 144A 1.85% 7/30/35 #	EUR	220,000	213,837
			213,837
United Kingdom — 4.62%
United Kingdom Gilt
0.375% 10/22/30	GBP	500,000	522,396
1.75% 9/7/37	GBP	370,000	365,931
4.75% 10/22/43	GBP	220,000	304,284
			1,192,611
Uruguay — 0.18%
Uruguay Government International Bond 9.75% 7/20/33	UYU	1,839,000	47,653
			47,653
Total Sovereign Bonds (cost $8,135,898)			8,418,974

Supranational Banks — 1.68%
Banque Ouest Africaine de Developpement 4.70% 10/22/31		200,000	170,918
European Union 1.00% 7/6/32	EUR	270,000	262,574
Total Supranational Banks (cost $475,163)			433,492

US Treasury Obligations — 6.70%
US Treasury Bond 3.875% 5/15/43		72,900	69,523
US Treasury Notes
0.875% 1/31/24		275,000	274,027
4.375% 11/30/28		700,000	716,406
4.50% 11/15/33		565,000	593,338
4.75% 10/15/26		10,000	10,150
4.875% 10/31/28		65,000	67,864
Total US Treasury Obligations (cost $1,717,263)			1,731,308

	Number of contracts	Value (US $)
Options Purchased — 0.09%
Foreign Currency Put Options — 0.09%
CHF vs JPY, strike price $156, expiration date 6/14/24, notional amount $83,460,000 (JPMCB)	535,000	$ 5,278
USD vs JPY, strike price $139, expiration date 5/14/24, notional amount $87,795,180 (JPMCB)	631,620	17,202
Total Options Purchased (cost $25,459)		22,480
	Number of shares
Short-Term Investments — 6.61%
Money Market Mutual Funds — 6.61%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	426,838	426,838
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	426,838	426,838
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	426,838	426,838
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	426,838	426,838
Total Short-Term Investments (cost $1,707,352)		1,707,352
Total Value of Securities Before Options Written—98.29% (cost $25,108,258)		25,381,917

4    NQ- IV052 [1223] 0224 (3377190)

(Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.05%)
Foreign Currency Put Options — (0.05%)
CHF vs JPY, , strike price $152, expiration date 6/14/24, notional amount $(81,320,000) (JPMCB)	(535,000)	$ (3,238)
USD vs JPY, , strike price $134, expiration date 5/14/24, notional amount $(84,637,080) (JPMCB)	(631,620)	(8,410)
Total Options Written (premium received $13,613)		(11,648)

Receivables and Other Assets Net of Liabilities—1.76%★		455,015
Net Assets Applicable to 3,008,967 Shares Outstanding—100.00%		$25,825,284
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $4,756,090, which represents 18.42% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
★	Includes $77,605 cash collateral held at broker for futures contracts as of December 31, 2023.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(2,950,000)	USD	1,929,721	2/16/24	$—	$(83,730)
CITI	CAD	75,000	USD	(56,355)	2/16/24	286	—
JPMCB	BRL	(427,000)	USD	86,721	2/2/24	—	(967)
JPMCB	EUR	(639,000)	USD	701,515	2/2/24	—	(4,952)
JPMCB	INR	10,125,540	USD	(121,348)	2/2/24	135	—
JPMCB	KZT	21,481,500	USD	(46,127)	2/2/24	534	—
MS	GBP	(960,000)	USD	1,193,933	2/16/24	—	(30,058)
MS	JPY	(80,140,880)	USD	538,307	2/16/24	—	(34,472)
TD	AUD	(120,000)	USD	79,412	2/16/24	—	(2,492)
TD	EUR	(4,891,850)	USD	5,331,833	2/16/24	—	(79,313)
TD	GBP	(10,000)	USD	12,623	2/16/24	—	(127)
TD	JPY	(3,350,000)	USD	23,310	2/16/24	—	(633)
Total Forward Foreign Currency Exchange Contracts						$955	$(236,744)

NQ- IV052 [1223] 0224 (3377190)    5

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
35	Australian Treasury 3 yr Bonds	$2,548,581	$2,523,355	3/15/24	$25,226	$—	$(2,870)
26	Australian Treasury 10 yr Bonds	2,067,048	2,004,029	3/15/24	63,019	—	(10,562)
(9)	Canadian Treasury 10 yr Bonds	(843,455)	(804,039)	3/19/24	—	(39,416)	(139)
33	EURIBOR 3 Month	8,930,900	8,836,992	6/16/25	93,908	—	(5,233)
15	EURIBOR 3 Month	4,044,597	4,023,507	12/16/24	21,090	—	(2,330)
(33)	EURIBOR 3 Month	(8,825,251)	(8,769,645)	6/17/24	—	(55,606)	3,322
9	Euro-Bobl	1,185,112	1,168,937	3/7/24	16,175	—	—
(12)	Euro-BTP	(1,578,428)	(1,533,494)	3/7/24	—	(44,934)	14,972
(10)	Euro-Bund	(1,514,840)	(1,486,956)	3/7/24	—	(27,884)	12,123
1	Euro-Buxl	156,452	147,115	3/7/24	9,337	—	(2,920)
7	Euro-OAT	1,016,263	990,545	3/7/24	25,718	—	(8,499)
(4)	Euro-Schatz	(470,481)	(468,773)	3/7/24	—	(1,708)	292
(5)	Long 10 yr Gilt	(654,214)	(608,509)	3/26/24	—	(45,705)	4,593
9	Short Euro-BTP	1,059,626	1,053,386	3/7/24	6,240	—	(1,309)
16	US Treasury 2 yr Notes	3,294,625	3,261,149	3/28/24	33,476	—	2,000
37	US Treasury 5 yr Notes	4,024,617	3,946,684	3/28/24	77,933	—	3,180
(26)	US Treasury 10 yr Notes	(2,935,156)	(2,876,033)	3/19/24	—	(59,123)	—
(17)	US Treasury 10 yr Ultra Notes	(2,006,266)	(1,944,646)	3/19/24	—	(61,620)	1,594
1	US Treasury Long Bonds	124,938	115,932	3/19/24	9,006	—	(188)
Total Futures Contracts			$9,579,536		$381,128	$(335,996)	$8,026
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 6/20/28- Quarterly	347,000	1.000%	$2,246	$13,186	$(10,940)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	495,000	1.000%	(7,146)	(2,544)	(4,602)
Total CDS Contracts			$(4,900)	$10,642	$(15,542)
6    NQ- IV052 [1223] 0224 (3377190)

(Unaudited)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(281).
Summary of abbreviations:
BBSW3M – Bank Bill Swap Rate 3 Month
BTP – Buoni del Tesoro Poliennali
CHF – Collegiate Housing Foundation
CITI – Citigroup
DAC – Designated Activity Company
EURIBOR – Euro interbank offered rate
Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MS – Morgan Stanley
OAT – Obligations Assimilables du Tresor
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MYR – Malaysian Ringgit
USD – US Dollar
UYU – Uruguayan Peso

NQ- IV052 [1223] 0224 (3377190)    7